Acquisition and Development of Generation Facilities (Upton Solar Development) (Details) - Successor $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) Megawatt-hour
Payments to Acquire Other Productive Assets | $	$ 0	$ 190
Luminant Generation Company LLC [Member] | Upton County 2 Solar Facility [Member]
Electricity Generation Facility Capacity | Megawatt-hour		180